Annual Total Returns- Vanguard Growth Index Fund (ETF) [BarChart] - ETF - Vanguard Growth Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.87%	17.03%	32.38%	13.62%	3.32%	6.13%	27.80%	(3.32%)	37.26%	40.16%